EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	3 months ended March 31,		Year ended December 31,
(in thousands of $)	2013	2012	2012
Basic:
Net income available to stockholders	32,378	38,952	185,836
Diluted:
Net income available to stockholders	32,378	38,952	185,836
Interest paid on convertible bonds	3,068	1,172	4,688
	35,446	40,124	190,524

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	3 months ended March 31,		Year ended December 31,
(in thousands)	2013	2012	2012
Basic earnings per share:
Weighted average number of common shares outstanding	85,248	79,127	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,248	79,127	80,594
Effect of dilutive share options	44	45	168
Effect of dilutive convertible debt	21,701	5,106	5,106
	106,993	84,278	85,868